Loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Disclosure of allowance for credit losses
Allowance for credit losses

	For the three months ended
	April 30, 2022					April 30, 2021
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$409	$(16)	$(7)	$2	$388	$512	$2	$(7)	$(12)	$495
Personal	1,038	(39)	(56)	–	943	1,315	42	(79)	(3)	1,275
Credit cards	870	8	(83)	–	795	1,201	17	(81)	(2)	1,135
Small business	178	5	(6)	2	179	143	1	(5)	50	189
Wholesale	1,811	(246)	(15)	(9)	1,541	2,622	(143)	(36)	(132)	2,311
Customers’ liability under acceptances	83	(42)	–	–	41	121	(2)	–	1	120
	$4,389	$(330)	$(167)	$(5)	$3,887	$5,914	$(83)	$(208)	$(98)	$5,525
Presented as:
Allowance for loan losses	$4,047				$3,566	$5,478				$5,146
Other liabilities – Provisions	251				275	309				227
Customers’ liability under acceptances	83				41	121				120
Other components of equity	8				5	6				32

	For the six months ended
	April 30, 2022					April 30, 2021
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$416	$(22)	$(12)	$6	$388	$518	$17	$(14)	$(26)	$495
Personal	1,079	(21)	(112)	(3)	943	1,309	111	(138)	(7)	1,275
Credit cards	875	73	(154)	1	795	1,246	42	(150)	(3)	1,135
Small business	177	8	(10)	4	179	140	9	(10)	50	189
Wholesale	1,797	(234)	(21)	(1)	1,541	2,795	(154)	(122)	(208)	2,311
Customers’ liability under acceptances	75	(34)	–	–	41	107	13	–	–	120
	$4,419	$(230)	$(309)	$7	$3,887	$6,115	$38	$(434)	$(194)	$5,525
Presented as:
Allowance for loan losses	$4,089				$3,566	$5,639				$5,146
Other liabilities – Provisions	241				275	363				227
Customers’ liability under acceptances	75				41	107				120
Other components of equity	14				5	6				32

Summary of allowance for credit losses by stage, for each major product category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2022				April 30, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$187	$85	$137	$409	$192	$162	$158	$512
Provision for credit losses
Transfers to stage 1	36	(31)	(5)	–	46	(41)	(5)	–
Transfers to stage 2	(4)	5	(1)	–	(4)	4	–	–
Transfers to stage 3	–	(8)	8	–	(1)	(14)	15	–
Originations	29	–	–	29	23	–	–	23
Maturities	(5)	(1)	–	(6)	(10)	(14)	–	(24)
Changes in risk, parameters and exposures	(60)	20	1	(39)	(52)	55	–	3
Write-offs	–	–	(10)	(10)	–	–	(10)	(10)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	1	1	–	2	(2)	(4)	(6)	(12)
Balance at end of period	$184	$71	$133	$388	$192	$148	$155	$495

Personal
Balance at beginning of period	$404	$547	$87	$1,038	$476	$721	$118	$1,315
Provision for credit losses
Transfers to stage 1	157	(157)	–	–	145	(144)	(1)	–
Transfers to stage 2	(39)	39	–	–	(25)	25	–	–
Transfers to stage 3	–	(13)	13	–	–	(18)	18	–
Originations	22	–	–	22	28	–	–	28
Maturities	(17)	(25)	–	(42)	(25)	(42)	–	(67)
Changes in risk, parameters and exposures	(216)	159	38	(19)	(108)	140	49	81
Write-offs	–	–	(89)	(89)	–	–	(112)	(112)
Recoveries	–	–	33	33	–	–	33	33
Exchange rate and other	(1)	–	1	–	–	(2)	(1)	(3)
Balance at end of period	$310	$550	$83	$943	$491	$680	$104	$1,275

Credit cards
Balance at beginning of period	$226	$644	$–	$870	$353	$848	$–	$1,201
Provision for credit losses
Transfers to stage 1	129	(129)	–	–	152	(152)	–	–
Transfers to stage 2	(28)	28	–	–	(28)	28	–	–
Transfers to stage 3	–	(81)	81	–	–	(76)	76	–
Originations	2	–	–	2	1	–	–	1
Maturities	(2)	(7)	–	(9)	(2)	(7)	–	(9)
Changes in risk, parameters and exposures	(159)	172	2	15	(149)	168	6	25
Write-offs	–	–	(126)	(126)	–	–	(121)	(121)
Recoveries	–	–	43	43	–	–	40	40
Exchange rate and other	1	(1)	–	–	(1)	–	(1)	(2)
Balance at end of period	$169	$626	$–	$795	$326	$809	$–	$1,135

Small business
Balance at beginning of period	$87	$56	$35	$178	$74	$33	$36	$143
Provision for credit losses
Transfers to st a ge 1	4	(4)	–	–	26	(26)	–	–
Transfers to stage 2	(6)	6	–	–	(5)	5	–	–
Transfers to stage 3	–	(1)	1	–	–	–	–	–
Originations	8	–	–	8	8	–	–	8
Maturities	(6)	(5)	–	(11)	(5)	(3)	–	(8)
Changes in risk, parameters and exposures	(13)	13	8	8	(39)	32	8	1
Write-offs	–	–	(9)	(9)	–	–	(7)	(7)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	3	1	(2)	2	22	30	(2)	50
Balance at end of period	$77	$66	$36	$179	$81	$71	$37	$189

Wholesale
Balance at beginning of period	$580	$765	$466	$1,811	$895	$1,145	$582	$2,622
Provision for credit losses
Transfers to stage 1	160	(158)	(2)	–	126	(123)	(3)	–
Transfers to stage 2	(23)	23	–	–	(40)	52	(12)	–
Transfers to stage 3	(1)	(23)	24	–	(1)	(22)	23	–
Originations	127	–	–	127	153	–	–	153
Maturities	(92)	(84)	–	(176)	(133)	(135)	–	(268)
Changes in risk, parameters and exposures	(267)	64	6	(197)	(194)	163	3	(28)
Write-offs	–	–	(26)	(26)	–	–	(51)	(51)
Recoveries	–	–	11	11	–	–	15	15
Exchange rate and other	(1)	3	(11)	(9)	(42)	(56)	(34)	(132)
Balance at end of period	$483	$590	$468	$1,541	$764	$1,024	$523	$2,311

	For the six months ended
	April 30, 2022				April 30, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$186	$92	$138	$416	$206	$160	$152	$518
Provision for credit losses
Transfers to stage 1	60	(50)	(10)	–	120	(110)	(10)	–
Transfers to stage 2	(6)	7	(1)	–	(10)	12	(2)	–
Transfers to stage 3	(1)	(15)	16	–	(1)	(27)	28	–
Originations	59	–	–	59	53	–	–	53
Maturities	(12)	(4)	–	(16)	(16)	(18)	–	(34)
Changes in risk, parameters and exposures	(104)	39	–	(65)	(156)	141	13	(2)
Write-offs	–	–	(20)	(20)	–	–	(19)	(19)
Recoveries	–	–	8	8	–	–	5	5
Exchange rate and other	2	2	2	6	(4)	(10)	(12)	(26)
Balance at end of period	$184	$71	$133	$388	$192	$148	$155	$495

Personal
Balance at beginning of period	$422	$569	$88	$1,079	$480	$733	$96	$1,309
Provision for credit losses
Transfers to stage 1	327	(326)	(1)	–	342	(340)	(2)	–
Transfers to stage 2	(61)	61	–	–	(52)	52	–	–
Transfers to stage 3	(1)	(25)	26	–	(1)	(32)	33	–
Originations	48	–	–	48	61	–	–	61
Maturities	(38)	(50)	–	(88)	(47)	(69)	–	(116)
Changes in risk, parameters and exposures	(387)	321	85	19	(290)	338	118	166
Write-offs	–	–	(175)	(175)	–	–	(206)	(206)
Recoveries	–	–	63	63	–	–	68	68
Exchange rate and other	–	–	(3)	(3)	(2)	(2)	(3)	(7)
Balance at end of period	$310	$550	$83	$943	$491	$680	$104	$1,275

Credit cards
Balance at beginning of period	$233	$642	$–	$875	$364	$882	$–	$1,246
Provision for credit losses
Transfers to stage 1	275	(275)	–	–	378	(378)	–	–
Transfers to stage 2	(51)	51	–	–	(58)	58	–	–
Transfers to stage 3	(1)	(151)	152	–	(2)	(136)	138	–
Originations	6	–	–	6	3	–	–	3
Maturities	(3)	(14)	–	(17)	(4)	(15)	–	(19)
Changes in risk, parameters and exposures	(291)	373	2	84	(354)	399	13	58
Write-offs	–	–	(238)	(238)	–	–	(227)	(227)
Recoveries	–	–	84	84	–	–	77	77
Exchange rate and other	1	–	–	1	(1)	(1)	(1)	(3)
Balance at end of period	$169	$626	$–	$795	$326	$809	$–	$1,135
Small business
Balance at beginning of period	$88	$55	$34	$177	$78	$29	$33	$140
Provision for credit losses
Transfers to stage 1	9	(9)	–	–	39	(39)	–	–
Transfers to stage 2	(8)	8	–	–	(6)	6	–	–
Transfers to stage 3	–	(2)	2	–	–	(1)	1	–
Originations	17	–	–	17	17	–	–	17
Maturities	(11)	(12)	–	(23)	(11)	(6)	–	(17)
Changes in risk, parameters and exposures	(23)	24	13	14	(59)	52	16	9
Write-offs	–	–	(15)	(15)	–	–	(14)	(14)
Recoveries	–	–	5	5	–	–	4	4
Exchange rate and other	5	2	(3)	4	23	30	(3)	50
Balance at end of period	$77	$66	$36	$179	$81	$71	$37	$189

Wholesale
Balance at beginning of period	$566	$794	$437	$1,797	$995	$1,132	$668	$2,795
Provision for credit losses
Transfers to stage 1	268	(265)	(3)	–	255	(252)	(3)	–
Transfers to stage 2	(41)	41	–	–	(87)	113	(26)	–
Transfers to stage 3	(2)	(27)	29	–	(2)	(37)	39	–
Originations	283	–	–	283	360	–	–	360
Maturities	(198)	(191)	–	(389)	(298)	(274)	–	(572)
Changes in risk, parameters and exposures	(396)	224	44	(128)	(401)	420	39	58
Write-offs	–	–	(49)	(49)	–	–	(149)	(149)
Recoveries	–	–	28	28	–	–	27	27
Exchange rate and other	3	14	(18)	(1)	(58)	(78)	(72)	(208)
Balance at end of period	$483	$590	$468	$1,541	$764	$1,024	$523	$2,311

Credit risk exposure by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as o
u
tlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2021 Annual Report.

	As at
	April 30, 2022				October 31, 2021
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$325,157	$3,295	$–	$328,452	$310,334	$1,507	$–	$311,841
Medium risk	14,173	1,965	–	16,138	15,152	2,051	–	17,203
High risk	1,090	2,711	–	3,801	3,343	634	–	3,977
Not rat e d (1)	48,111	982	–	49,093	45,512	913	–	46,425
Impaired	–	–	588	588	–	–	645	645
	388,531	8,953	588	398,072	374,341	5,105	645	380,091
Items not subje c t to impairment (2)				298				241
Total				$398,370				$380,332

Loans outstanding – Personal
Low risk	$73,935	$1,195	$–	$75,130	$72,267	$698	$–	$72,965
Medi u m risk	5,265	4,025	–	9,290	4,974	4,551	–	9,525
High risk	354	1,385	–	1,739	687	1,045	–	1,732
Not rated (1)	9,610	96	–	9,706	8,934	88	–	9,022
Impaired	–	–	203	203	–	–	197	197
Total	$89,164	$6,701	$203	$96,068	$86,862	$6,382	$197	$93,441

Loans outstanding – Credit cards
Low risk	$13,639	$34	$–	$13,673	$12,864	$24	$–	$12,888
Medium risk	1,648	1,524	–	3,172	1,646	1,645	–	3,291
High risk	49	1,104	–	1,153	136	937	–	1,073
Not rated (1)	597	73	–	670	527	43	–	570
Total	$15,933	$2,735	$–	$18,668	$15,173	$2,649	$–	$17,822

Loans outstanding – Small business
Low risk	$8,657	$332	$–	$8,989	$8,609	$274	$–	$8,883
Medium risk	1,486	1,040	–	2,526	1,583	979	–	2,562
High risk	131	316	–	447	227	218	–	445
Not rated (1)	5	–	–	5	4	–	–	4
Impaired	–	–	110	110	–	–	109	109
Total	$10,279	$1,688	$110	$12,077	$10,423	$1,471	$109	$12,003

Undrawn loan commitments – Retail
Low risk	$240,043	$1,151	$–	$241,194	$229,516	$574	$–	$230,090
Medium risk	8,552	162	–	8,714	9,475	133	–	9,608
High risk	942	306	–	1,248	1,205	97	–	1,302
Not rated (1)	5,157	84	–	5,241	4,854	90	–	4,944
Total	$254,694	$1,703	$–	$256,397	$245,050	$894	$–	$245,944

Wholesale – Loans outstanding
Investment grade	$77,597	$545	$–	$78,142	$62,975	$226	$–	$63,201
Non-investment grade	137,064	13,761	–	150,825	117,396	15,146	–	132,542
Not rated (1)	10,875	353	–	11,228	9,339	430	–	9,769
Impaired	–	–	1,236	1,236	–	–	1,357	1,357
	225,536	14,659	1,236	241,431	189,710	15,802	1,357	206,869
Items not subject to impairment (2)				11,416				11,197
Total				$252,847				$218,066

Undrawn loan commitments – Wholesale
Investment grade	$260,284	$592	$–	$260,876	$246,539	$1,122	$–	$247,661
Non-investment grade	114,890	10,687	–	125,577	108,063	12,377	–	120,440
Not rated (1)	3,589	–	–	3,589	3,476	1	–	3,477
Total	$378,763	$11,279	$–	$390,042	$358,078	$13,500	$–	$371,578

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of loans past due but not impaired
Loans past due but not impaired
(1), (2)

	As at
	April 30, 2022			October 31, 2021
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$929	$162	$1,091	$1,105	$137	$1,242
Wholesale	1,489	18	1,507	1,230	–	1,230
	$2,418	$180	$2,598	$2,335	$137	$2,472

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.